Loan impairment provisions (Tables)	12 Months Ended
Dec. 31, 2022
Loan impairment provisions
Schedule of loan exposure and impairment metrics

	2022	2021
	£m	£m
Loans - amortised cost and FVOCI
Stage 1	325,224	330,824
Stage 2	46,833	33,981
Stage 3	5,096	5,022
Of which: individual	1,121	1,215
Of which: collective	3,975	3,807
	377,153	369,827
ECL provisions (1)
- Stage 1	632	302
- Stage 2	1,043	1,478
- Stage 3	1,759	2,026
Of which: individual	287	363
Of which: collective	1,472	1,663
	3,434	3,806
ECL provision coverage (2)
- Stage 1 (%)	0.19	0.09
- Stage 2 (%)	2.23	4.35
- Stage 3 (%)	34.52	40.34
	0.91	1.03
Continuing operations
Impairment (releases)/losses
ECL (release)/charge (3,4)	337	(1,173)
Stage 1	(290)	(1,317)
Stage 2	393	(164)
Stage 3	234	308
Of which: individual	54	20
Of which: collective	180	288

Amounts written off	482	876
Of which: individual	168	455
Of which: collective	314	421

(1)	Includes loans to customers and banks.
(2)	Includes £3 million (2021 - £5 million) related to assets classified as FVOCI and £0.1 billion (2021 - £0.1 billion related to off-balance sheet exposures.
(3)	ECL provisions coverage is calculated as total ECL provisions divided by loans – amortised cost and FVOCI. It is calculated on third party loans and total ECL provisions.
(4)

Includes a £3 million charge (2021 - £3 million release) related to other financial assets, of which nil (2021 - £2 million release) related to assets classified as FVOCI; and £5 million release (2021 - £34 million release) related to contingent liabilities.

(5)

The table shows gross loans only and excludes amounts that are outside the scope of the ECL framework. Refer to Financial instruments within the scope of the IFRS 9 ECL framework for further details. Other financial assets within the scope of the IFRS 9 ECL framework were cash and balances at central banks totalling £143.3 billion (2021 - £176.3 billion) and debt securities of £29.9 billion (2021 – £44.9 billion).